Investments in Joint Ventures and Associates - Schedule Profit (loss) Sharing in Joint Ventures and Associates (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)	Dec. 31, 2015 MXN ($)
Disclosure of Investments in Associates and Other [Line Items]
Profit (loss) sharing in joint ventures and associates, net	$ 18,216	$ 360,440	$ 2,135,845	$ 2,318,115
Sierrita Gas Pipeline LLC [member]
Disclosure of Investments in Associates and Other [Line Items]
Profit (loss) sharing in joint ventures and associates, net		129,401	105,825	152,445
PMV Minera, S.A. de C.V. [member]
Disclosure of Investments in Associates and Other [Line Items]
Profit (loss) sharing in joint ventures and associates, net		6,253
Petroquimica Mexicana de Vinilo. S. A. de C. V. [member]
Disclosure of Investments in Associates and Other [Line Items]
Profit (loss) sharing in joint ventures and associates, net		(1,223,640)	(190,468)	(61,952)
Administracion Portuaria Integral de Dos Bocas, S.A. de C.V. [member]
Disclosure of Investments in Associates and Other [Line Items]
Profit (loss) sharing in joint ventures and associates, net		(75,195)
Other-net [member]
Disclosure of Investments in Associates and Other [Line Items]
Profit (loss) sharing in joint ventures and associates, net		117,988	144,512	143,782
Compania Mexicana de Exploraciones, S. A. de C. V. [member]
Disclosure of Investments in Associates and Other [Line Items]
Profit (loss) sharing in joint ventures and associates, net				(496,774)
Gasoductos de Chihuahua, S. de R. L. de C. V. [member]
Disclosure of Investments in Associates and Other [Line Items]
Profit (loss) sharing in joint ventures and associates, net			638,126	666,779
Deer Park Refining Limited [member]
Disclosure of Investments in Associates and Other [Line Items]
Profit (loss) sharing in joint ventures and associates, net		920,409	$ 1,437,850	$ 1,913,835
Ductos y Energticos del Norte, S.A. de C.V.[Member]
Disclosure of Investments in Associates and Other [Line Items]
Profit (loss) sharing in joint ventures and associates, net		360,092
CH4 Energia, S. A. [member]
Disclosure of Investments in Associates and Other [Line Items]
Profit (loss) sharing in joint ventures and associates, net		$ 125,132